Financial investments, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 14,459	$ 12,896
Fair Value through Profit and Loss (Investment in Rioglass)	0	2,687
Derivative assets (Note 9)	5,038	1,099
Other receivable accounts at amortized cost	69,369	73,072
Total non-current financial investments	88,866	89,754
Contracted concessional financial assets	188,111	178,198
Derivative assets (Note 9)	1,780	460
Other receivable accounts at amortized cost	17,910	21,426
Total current financial investments	$ 207,801	$ 200,084